Debt - Predecessor and Successor Debt (Details) - USD ($)				6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 30, 2020	Oct. 28, 2020	Jun. 22, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Dec. 04, 2019	Oct. 23, 2019	Dec. 17, 2018	May 13, 2017	Mar. 29, 2017
Debt Instrument [Line Items]
Debt amount				$ 119,766,000		$ 78,558,000	$ 3,354,000
Repayments of term loans				5,194,000	$ 102,000	4,661,000	182,000
Interest expense				3,192,000	83,000	$ 1,074,000	134,000
Debt instrument spread rate		6.00%
Effective interest rate						2.78%
Increase in principal amount					1,022,000
Crestmark Equipment Finance Agreement
Debt Instrument [Line Items]
Debt amount							283,000					$ 715,000
Interest rate												8.88%
Repayments of term loans			$ 187,000
Interest expense						$ 0
Navitas Credit Corp. Equipment Finance Agreement
Debt Instrument [Line Items]
Debt amount							71,000		$ 72,000
Interest rate									6.74%
Repayments of term loans			64,000
Interest expense					$ 83,000
Space Florida Loans
Debt Instrument [Line Items]
Debt amount			$ 3,000,000
Interest expense							139,000
2017 Space Florida Loan
Debt Instrument [Line Items]
Debt amount							1,000,000						$ 1,000,000
Interest rate													5.00%
2018 Space Florida Loan
Debt Instrument [Line Items]
Debt amount							1,000,000				$ 1,000,000
Interest rate											5.00%
2019 Space Florida Loan
Debt Instrument [Line Items]
Debt amount							$ 1,000,000			$ 1,000,000
Interest rate										5.00%
Adams Street Term Loan
Debt Instrument [Line Items]
Debt amount		$ 31,000,000		30,845,000		31,000,000
Interest rate		7.00%
Debt instrument spread rate		6.00%
Effective interest rate		7.23%
Adams Street Term Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument floor rate		1.00%
Adams Street Revolving Credit Facility
Debt Instrument [Line Items]
Debt amount		$ 5,000,000
Interest rate		7.00%
Debt instrument spread rate		6.00%
Effective interest rate		7.23%
Undrawn commitment fees (in percentage)		0.50%
Adams Street Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument floor rate		1.00%
Adams Street Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt amount		$ 15,000,000		14,925,000
Interest rate		7.00%
Effective interest rate		7.23%
Adams Street Delayed Draw Term Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument floor rate		1.00%
SVB Loan Agreement
Debt Instrument [Line Items]
Debt amount		$ 568,000		41,626,000		$ 46,500,000		$ 45,350,000
Interest rate						2.75%
Repayments of term loans	$ 4,000,000
Increase in principal amount		5,718,000		$ 41,626,000
Modified loan		$ 50,500,000